Provision for de-characterization of dam structures and asset retirement obligations	12 Months Ended
Dec. 31, 2025
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Provision for de-characterization of dam structures and asset retirement obligations

14. Provision for de-characterization of dam structures and asset retirement obligations

The Company is subject to local laws and regulations, that require the decommissioning of the assets that Vale operates at the end of their useful lives, therefore, expenses related to the demobilization occur after the end of operational activities and throughout the life of operations through progressive closures. These obligations are regulated in Brazil at the Federal and State levels by ANM (National Mining Agency) and Environmental Agencies, respectively. Among the requirements, the closure plans must consider the physical, chemical and biological stability of the areas and post-closure actions for the period necessary to verify the effectiveness of the decommissioning. These obligations are accrued and are subject to critical estimates and assumptions applied to the measurement of costs by the Company. Depending on the geotechnical characteristics of the structures, the Company is required to de-characterize the structures, as shown in item a) below.

Effects in the income statement

Year ended December 31,	Reference	2025	2024	2023
De-characterization of upstream geotechnical structures	14(a)	(185)	(206)	153
Obligation for asset decommissioning	14(b)	173	(16)	5
Environmental obligations	14(b)	25	50	71
Total		13	(172)	229

Provision changes during the year

	Notes	De-characterization of upstream geotechnical structures (i)	Asset retirement obligations	Environmental obligations	Total
Balance as of December 31, 2024		2,213	3,106	444	5,763
Changes in estimates - amounts for closed plants charged to the income statement		(185)	173	25	13
Changes in estimates – capitalized value for operational plants		–	170	44	214
Disbursements		(378)	(218)	(115)	(711)
Monetary and present value adjustments		171	134	22	327
Transfer to assets held for sale	31(a)	–	(2)	(22)	(24)
Translation adjustments		276	258	46	580
Balance as of December 31, 2025		2,097	3,621	444	6,162

(i) The cash flow for de-characterization projects are estimated for a period up to 13 years and were discounted to present value at an annual rate in real terms, which increased from 7.36% to 7.77%.

a) De-characterization of upstream geotechnical structures

As a result of the Brumadinho dam failure (note 25) and, in compliance with laws and regulations, the Company has decided to accelerate the plan to “de-characterize” of all its dams and dikes built under the upstream method, located in Brazil. These structures are in different stages of maturity, for which the estimate of expenditures includes in its methodology a high degree of uncertainty in the definition of the total cost of the project in accordance with best market practices.

The Company also operates tailings dams in Canada, including upstream compacted dams. However, the Company decided that these dams will be decommissioned using other methods, thus, the provision to carry out the decommissioning of dams in Canada is recognized as “Obligations for decommissioning assets and environmental obligations”, as presented in item (b) below.

Laws and regulations related to dam safety

In December 2023, the government of Minas Gerais published decree No. 48,747, which regulates the measurement and execution of environmental guarantees individually for each dam, based on the reservoir area, classification and purpose of the dam, and estimated de-characterization costs and should be kept throughout the useful life of the dam, from its startup phase until the de-characterization and socio-environmental recovery.

In September 2024, the Company submitted environmental guarantee proposals to the government with a total amount of US$274 (R$1.7 billion), which will be meet by providing property mortgage and property fiduciary lien, financial guarantees or insurance and Vale expects that the financial costs to be incurred will be immaterial.

In December 2024, the government of Minas Gerais published Decree No. 48.977, which amended Decree No. 48.747 and established a new implementation schedule for the guarantees, which should have a maximum term of 3 years from the approval of the proposals by the government of Minas Gerais, with half of this amount within 12 months and the remainder within the following 2 years.

Operational stoppage

The Company has suspended some operations due to judicial decisions or technical analysis performed by Vale regarding the safety of its geotechnical structures located in Brazil. The Company has been recording losses in relation to the operational stoppage and idle capacity of the Iron Ore Solutions segment in the amount of US$42 for the year ended December 31, 2025 (2024 and 2023, respectively: US$152 and US$218). The Company is working on legal and security to resume operations.

b) Asset retirement obligations and environmental obligations

	Liability			Discount rate	Cash flow maturity
December 31,	2025	2024	2025	2024	2025	2024
Liability by geographical area
Brazil	2,299	1,784	7.17%	7.38%	2163	2132
Canada	1,487	1,520	1.81%	1.44%	2152	2152
Oman	153	142	3.48%	3.66%	2035	2035
Other regions	126	104	2.75%	2.77%	-	-
	4,065	3,550
Operating plants	2,961	2,509
Closed plants	1,104	1,041
	4,065	3,550

Decommissioning plan and future use

The implementation and execution of future use projects, after the decommissioning, is not required by law and is therefore not included in the provision. However, the Company has been studying a governance to assess the future use, considering its aptitudes, post-operational usage intention, socio-economic development of the community and the characteristics of the physical and biotic environments in which Vale operates. Any future obligations, if assumed by Vale, may result in material impact on the amount of the provision.

Financial guarantees

The Company has guarantees issued by financial institutions in the amount of US$1,134 as of December 31, 2025 (December 31, 2024: US$1,091), in connection with the asset retirement obligations for its Vale Base Metals operations. The financial cost of these guarantees is immaterial.

Accounting policy

A provision is recognized when there is a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made.

Provisions are recognized and subsequently measured at the present value of the estimated expenditures required to settle the Company's obligation.

The cost corresponding to the initial recognition of the provision and subsequent updates due to revisions in estimates is capitalized as part of property, plant, and equipment and depreciated over the useful life of the related mining assets. When future economic benefits are no longer expected from the operation, changes in estimates are recognized as "other operating revenues (expenses), net" in the income statement for the respective period. The effect related to the passage of time is presented in the income statement for the respective period as financial results.

Critical accounting estimates and judgments

De-characterization of dam structures - The definition of the main critical assumptions and estimates applied by the Company in the de-characterization provision is supported by internal and external engineering and geology advisors and considers, among others: (i) volume of the waste to be removed based on historical data available and interpretation of the enacted laws and regulations; (ii) location availability for the tailings disposal; (iii) engineering methods and solutions; (iv) security levels; (v) productivity of the equipment used; (vi) advances in geological studies and new hydrological information; and (vii) discount rate update.

Therefore, future expenditures may differ from the amounts currently provided because the realized assumptions and various other factors are not always under the Company’s control. These changes to key assumptions could result in a material impact to the amount of the provision in future reporting periods. At each reporting period, the Company will reassess the key assumptions used in the preparation of the projected cash flows and will adjust the provision, if required.

Asset retirement obligations - The definition of the main critical assumptions and estimates applied by the Company in the asset retirement obligations and environmental obligations is supported by internal and external engineering and geology advisors and considers, among others: interest rate, cost of closure, useful life of the mining asset considering the current conditions of closure and the projected date of depletion of each mine. Any changes in these assumptions may significantly impact the recorded provision. Therefore, the estimated costs for closure of the mining assets are deemed to be a critical accounting estimate and annually reviewed.